Management of Financial Risk	12 Months Ended
Dec. 31, 2017
Management Of Financial Risk
5. Management of Financial Risk

The Company has classified its cash and restricted cash as financial assets at FVTPL; marketable securities as held for trading financial assets at FVTPL; receivables as loans and receivables; accounts payable and accrued liabilities, flow through premium liability and deferred royalty liability as other financial liabilities.

The Company’s investment in shares of Aztec Metals Corp., a company sharing one common director, (“AzMet”) is classified as FVTPL. There is no separately quoted market value for the Company’s investments in the shares of AzMet which have $Nil book value.

The fair values of the Company’s receivables and accounts payable and accrued liabilities approximate their carrying values due to the short terms to maturity. Cash and certain marketable securities are measured at fair values using Level 1 inputs. Other marketable securities are measured using Level 3 of the fair value hierarchy. Flow through premium liability at initial recognition is measured using Level 1 inputs, and deferred royalty liability using Level 2 inputs.

The Company is exposed in varying degrees to a variety of financial instrument related risks, including credit risk, liquidity risk and market risk which includes foreign currency risk, interest rate risk and other price risk. The types of risk exposure and the way in which such exposure is managed are provided as follows.

(a) Credit risk:

Credit risk is the risk of potential loss to the Company if the counterparty to a financial instrument fails to meet its contractual obligations.

The Company’s credit risk is primarily attributable to its liquid financial assets including cash and restricted cash. The Company limits exposure to credit risk on liquid financial assets through maintaining its cash with high-credit quality Canadian financial institutions.

Management has reviewed the items comprising the accounts receivable balance which may include amounts receivable from certain related parties, and determined that all accounts are collectible; accordingly, there has been no allowance for doubtful accounts recorded.

(b) Liquidity risk:

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due.

The Company ensures that there is sufficient capital in order to meet short-term business requirements, after taking into account the Company’s holdings of cash and its ability to raise equity financings. As at December 31, 2017, the Company had a working capital of $4.9 million (2016 – $9.1 million). The Company has sufficient funding to meet its short-term liabilities and administrative overhead costs, and to maintain its mineral property interests in 2018.

The following schedule provides the contractual obligations related to the deferred royalty payments (Notes 7(b) and 11(d)) as at December 31, 2017:

	Payments due by Period (US$000)
		Less than			After
	Total	1 year	1-3 years	3-5 years	5 years

Deferred royalty payments	$390	$35	$105	$105	$145

Total	$390	$35	$105	$105	$145

Accounts payable and accrued liabilities are due in less than 90 days.

(c) Market risk:

The significant market risk exposures to which the Company is exposed are foreign currency risk, interest rate risk and other price risk.

(i) Foreign currency risk:

Certain of the Company’s mineral property interests and operations are in Canada. Most of its operating expenses are incurred in Canadian dollars. Fluctuations in the Canadian dollar would affect the Company’s consolidated statements of comprehensive income (loss) as its functional currency is the Canadian dollar, and fluctuations in the U.S. dollar would impact its cumulative translation adjustment as its consolidated financial statements are presented in U.S. dollars.

The Company is exposed to currency risk for its U.S. dollar equivalent of assets and liabilities denominated in currencies other than U.S. dollars as follows:

	Stated in U.S. Dollars
	(Held in Canadian Dollars)
	2017	2016

Cash	$4,118	$7,984
Marketable securities	787	955
Receivables	100	24
Accounts payable and accrued liabilities	(104)	(101)
Flow through premium liability	(54)	-
Net financial assets (liabilities), December 31	$4,847	$8,862

Based upon the above net exposure as at December 31, 2017 and assuming all other variables remain constant, a 15% (2016 - 15%) depreciation or appreciation of the U.S. dollar relative to the Canadian dollar could result in a decrease (increase) of approximately $727,000 (2016 - $1.3 million) in the cumulative translation adjustment in the Company’s shareholders’ equity.

The Company has not entered into any agreements or purchased any instruments to hedge possible currency risks at this time.

(ii) Interest rate risk:

In respect of financial assets, the Company’s policy is to invest excess cash at floating rates of interest in cash equivalents, in order to maintain liquidity, while achieving a satisfactory return. Fluctuations in interest rates impact on the value of cash equivalents. The Company’s investments in guaranteed investment certificates bear a fixed rate and are cashable at any time prior to maturity date. Interest rate risk is not significant to the Company as it has no cash equivalents at period-end.

(iii) Other price risk:

Other price risk is the risk that the value of a financial instrument will fluctuate as a result of changes in market and commodity prices.

The Company’s other price risk includes equity price risk, whereby investment in marketable securities are held for trading financial assets with fluctuations in quoted market prices recorded at FVTPL. There is no separately quoted market value for the Company’s investments in the shares of certain strategic investments.

As certain of the Company’s marketable securities are carried at market value and are directly affected by fluctuations in value of the underlying securities, the Company considers its financial performance and cash flows could be materially affected by such changes in the future value of the Company’s marketable securities. Based upon the net exposure as at December 31, 2017 and assuming all other variables remain constant, a net increase or decrease of 60% (2016 - 100%) in the market prices of the underlying securities would increase or decrease respectively net (loss) income by $472,000 (2016 - $955,000).

In February 2017, the Company adopted a normal course issuer bid whereby the Company may acquire up to 10.9 million common shares of the Company, and shall pay the prevailing market price at the time of purchase (Note 12(b)(i)). The cash consideration paid for any such purchases would have been subject to fluctuations in the market price of its common shares. The normal course issuer bid terminated on February 7, 2018.